Investments Accounted for Using the Equity Method - Schedule of Balance of Investment Accounted for Using the Equity Method (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Balance of Investment Accounted for Using the Equity Method [Line Items]
Total investments accounted for using the equity method	$ 291,554	$ 232,558	$ 300,021	$ 289,391
Compañía de Financiamiento Tuya S.A. [Member]
Schedule of Balance of Investment Accounted for Using the Equity Method [Line Items]
Total investments accounted for using the equity method	271,627	220,134
Puntos Colombia S.A.S. [Member]
Schedule of Balance of Investment Accounted for Using the Equity Method [Line Items]
Total investments accounted for using the equity method	17,691	9,986
Sara ANV S.A. [Member]
Schedule of Balance of Investment Accounted for Using the Equity Method [Line Items]
Total investments accounted for using the equity method	$ 2,236	$ 2,438